ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0%
	ADVERTISING & MARKETING - 1.2%
392	Interpublic Group of Companies, Inc. (The)	$ 12,791
171	Omnicom Group, Inc.	16,546
		29,337
	AEROSPACE & DEFENSE - 1.2%
6	Hexcel Corporation	437
28	Huntington Ingalls Industries, Inc.	8,161
1	Teledyne Technologies, Inc.(a)	429
146	Textron, Inc.	14,006
39	Woodward, Inc.	6,011
		29,044
	APPAREL & TEXTILE PRODUCTS - 1.1%
1	Columbia Sportswear Company	81
49	PVH Corporation(b)	6,890
113	Skechers U.S.A., Inc., Class A(a)	6,922
266	Tapestry, Inc.	12,630
		26,523
	ASSET MANAGEMENT - 0.8%
1	Ares Management Corporation, Class A	133
81	Carlyle Group, Inc. (The)	3,800
566	Franklin Resources, Inc. (b)	15,910
1	Raymond James Financial, Inc.	128
		19,971
	AUTOMOTIVE - 0.7%
80	BorgWarner, Inc.	2,779
193	Gentex Corporation	6,971
51	Lear Corporation(b)	7,389
		17,139
	BANKING - 3.3%
386	Citizens Financial Group, Inc.	14,008
126	East West Bancorp, Inc.(b)	9,968
449	First Horizon Corporation	6,914
1,206	Huntington Bancshares, Inc.	16,824
907	Regions Financial Corporation(b)	19,083
1	SVB Financial Group(a)	-

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	BANKING - 3.3% (Continued)
187	Webster Financial Corporation	$ 9,494
		76,291
	BEVERAGES - 0.6%
207	Molson Coors Beverage Company, Class B(b)	13,921

	BIOTECHNOLOGY & PHARMACEUTICALS - 2.9%
1	ACADIA Pharmaceuticals, Inc.(a)	18
129	BioMarin Pharmaceutical, Inc.(a)	11,267
1	Blueprint Medicines Corporation(a)	95
432	Elanco Animal Health, Inc.(a), (b)	7,033
8	Exelixis, Inc.(a)	190
262	Incyte Corporation(a)	14,926
3	Ionis Pharmaceuticals, Inc.(a)	130
1	Iovance Biotherapeutics, Inc.(a)	15
99	Neurocrine Biosciences, Inc.(a)	13,654
75	Sarepta Therapeutics, Inc.(a)	9,710
1	TG Therapeutics, Inc.(a)	15
45	United Therapeutics Corporation(a)	10,337
		67,390
	CABLE & SATELLITE - 0.2%
76	Liberty Broadband Corporation - Series C(a)	4,349

	CHEMICALS - 2.6%
78	Albemarle Corporation(b)	10,276
1	Ashland, Inc.	97
61	Avery Dennison Corporation	13,618
96	Eastman Chemical Company	9,621
83	FMC Corporation	5,287
1	International Flavors & Fragrances, Inc.	86
293	Mosaic Company (The)	9,511
97	RPM International, Inc. (b)	11,538
17	Valvoline, Inc.(a)	758
		60,792

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	COMMERCIAL SUPPORT SERVICES - 1.0%
270	Aramark(b)	$ 8,780
40	Clean Harbors, Inc.(a)	8,052
1	ManpowerGroup, Inc.	78
76	Robert Half, Inc.	6,025
1	Stericycle, Inc.(a)	53
		22,988
	CONSTRUCTION MATERIALS - 2.3%
53	Advanced Drainage Systems, Inc.	9,129
37	Carlisle Companies, Inc.	14,498
26	Eagle Materials, Inc. (b)	7,066
1	Martin Marietta Materials, Inc.	614
100	Owens Corning(b)	16,680
33	Simpson Manufacturing Company, Inc. (b)	6,771
		54,758
	CONSUMER SERVICES - 0.3%
109	Service Corp International	8,089

	CONTAINERS & PACKAGING - 2.8%
47	AptarGroup, Inc.	6,763
149	Crown Holdings, Inc.	11,810
313	Graphic Packaging Holding Company	9,133
327	International Paper Company(b)	12,759
77	Packaging Corporation of America(b)	14,613
8	Sonoco Products Company	463
199	Westrock Company	9,841
		65,382
	DIVERSIFIED INDUSTRIALS - 0.3%
56	ITT, Inc. (b)	7,618

	ELECTRIC UTILITIES - 2.8%
304	Ameren Corporation	22,484
267	CMS Energy Corporation	16,110
1	IDACORP, Inc.	93
284	NRG Energy, Inc. (b)	19,224

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	ELECTRIC UTILITIES - 2.8% (Continued)
126	Vistra Corporation	$ 8,776
		66,687
	ELECTRICAL EQUIPMENT - 2.5%
105	A O Smith Corporation	9,393
137	API Group Corporation(a)	5,380
60	BWX Technologies, Inc. (b)	6,157
33	Lennox International, Inc.	16,129
195	Trimble, Inc.(a)	12,550
99	Vertiv Holdings Company	8,086
		57,695
	ENGINEERING & CONSTRUCTION - 2.4%
79	AECOM	7,748
25	Comfort Systems USA, Inc.	7,943
36	EMCOR Group, Inc.	12,607
61	Jacobs Solutions, Inc.	9,378
6	Tetra Tech, Inc.	1,108
24	TopBuild Corporation(a)	10,578
134	WillScott Mobile Mini Holding(a)	6,231
		55,593
	FOOD - 3.0%
247	Campbell Soup Company(b)	10,979
437	Conagra Brands, Inc.	12,953
457	Hormel Foods Corporation	15,945
59	Ingredion, Inc.	6,894
62	JM Smucker Company(b)	7,804
143	Lamb Weston Holdings, Inc.	15,234
1	Lancaster Colony Corporation	207
		70,016
	FORESTRY, PAPER & WOOD PRODUCTS - 0.5%
29	Trex Company, Inc.(a)	2,893
69	UFP Industries, Inc.	8,487
		11,380
	GAS & WATER UTILITIES - 1.0%
138	Atmos Energy Corporation(b)	16,404

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	GAS & WATER UTILITIES - 1.0% (Continued)
221	Essential Utilities, Inc.	$ 8,188
		24,592
	HEALTH CARE FACILITIES & SERVICES - 3.6%
79	Acadia Healthcare Company, Inc.(a)	6,258
1	Cardinal Health, Inc.	112
114	Catalent, Inc.(a)	6,435
23	Charles River Laboratories International, Inc.(a)	6,232
10	Chemed Corporation	6,419
98	Henry Schein, Inc.(a)	7,401
59	Laboratory Corp of America Holdings	12,889
23	Medpace Holdings, Inc.(a)	9,296
92	Quest Diagnostics, Inc.	12,246
88	Universal Health Services, Inc., Class B	16,057
		83,345
	HOME & OFFICE PRODUCTS - 0.4%
160	Tempur Sealy International, Inc.	9,091

	HOME CONSTRUCTION - 2.0%
97	Fortune Brands Innovations, Inc.	8,213
185	Masco Corporation(b)	14,593
53	Mohawk Industries, Inc.(a)	6,937
128	Toll Brothers, Inc.	16,559
		46,302
	HOUSEHOLD PRODUCTS - 0.7%
110	Clorox Company (The)	16,842
4	Coty, Inc., Class A(a)	48
		16,890
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.2%
16	RBC Bearings, Inc.(a)	4,326
1	Timken Company (The)	87
		4,413
	INDUSTRIAL SUPPORT SERVICES - 0.3%
2	SiteOne Landscape Supply, Inc.(a)	349
1	United Rentals, Inc.	721

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.3% (Continued)
2	Watsco, Inc. (b)	$ 864
27	WESCO International, Inc.	4,625
		6,559
	INSTITUTIONAL FINANCIAL SERVICES - 1.8%
49	Houlihan Lokey, Inc.	6,281
184	Jefferies Financial Group, Inc.	8,114
154	Northern Trust Corporation	13,694
100	SEI Investments Company	7,190
64	Tradeweb Markets, Inc., Class A(b)	6,667
		41,946
	INSURANCE - 8.0%
127	American Financial Group, Inc. (b)	17,333
84	Assurant, Inc.	15,812
210	Cincinnati Financial Corporation	26,076
283	Equitable Holdings, Inc.	10,757
130	Globe Life, Inc.	15,128
19	Kinsale Capital Group, Inc.	9,970
339	Loews Corporation	26,540
1	Markel Group, Inc.(a)	1,521
465	Old Republic International Corporation	14,285
42	Primerica, Inc.	10,624
1	Radian Group, Inc.	33
111	Reinsurance Group of America, Inc.	21,410
319	Unum Group	17,118
5	Voya Financial, Inc.	370
8	W R Berkley Corporation	707
		187,684
	INTERNET MEDIA & SERVICES - 1.7%
110	Expedia Group, Inc.(a)	15,152
123	GoDaddy, Inc., Class A(a)	14,598
90	Roku, Inc.(a)	5,865
1	TripAdvisor, Inc.(a)	28
102	Zillow Group, Inc., Class C(a)	4,976
		40,619

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	LEISURE FACILITIES & SERVICES - 1.4%
39	Churchill Downs, Inc.	$ 4,826
147	DraftKings, Inc., Class A(a), (b)	6,675
72	Light & Wonder, Inc.(a)	7,351
54	Texas Roadhouse, Inc. (b)	8,341
26	Wyndham Hotels & Resorts, Inc.	1,996
34	Wynn Resorts Ltd.	3,476
		32,665
	LEISURE PRODUCTS - 0.2%
18	Axon Enterprise, Inc.(a)	5,632
1	Thor Industries, Inc.	117
		5,749
	MACHINERY - 4.9%
102	AGCO Corporation	12,548
29	Curtiss-Wright Corporation	7,422
86	Donaldson Company, Inc.	6,423
1	Enovis Corporation(a)	62
1	Flowserve Corporation	46
111	Graco, Inc.	10,374
42	Lincoln Electric Holdings, Inc.	10,728
40	Middleby Corporation (The)(a)	6,432
14	MSA Safety, Inc.	2,710
34	Nordson Corporation	9,334
52	Oshkosh Corporation	6,485
67	Regal Rexnord Corporation	12,067
62	Snap-on, Inc.	18,366
115	Stanley Black & Decker, Inc.	11,262
		114,259
	MEDICAL EQUIPMENT & DEVICES - 4.4%
444	Avantor, Inc.(a),(b)	11,353
24	Bio-Rad Laboratories, Inc., Class A(a)	8,301
125	Bruker Corporation	11,743
34	Dentsply Sirona, Inc.	1,128
97	Globus Medical, Inc., Class A(a)	5,203

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 4.4% (Continued)
162	Hologic, Inc.(a), (b)	$ 12,630
58	Insulet Corporation(a)	9,941
21	Penumbra, Inc.(a)	4,687
24	Repligen Corporation(a)	4,414
94	Revvity, Inc. (b)	9,870
21	Shockwave Medical, Inc.(a), (b)	6,838
36	Teleflex, Inc.	8,142
29	Waters Corporation(a)	9,983
		104,233
	METALS & MINING - 0.4%
389	Cleveland-Cliffs, Inc.(a)	8,846

	OIL & GAS PRODUCERS - 4.8%
88	Antero Resources Corporation(a)	2,552
370	APA Corporation(b)	12,721
132	Chesapeake Energy Corporation(b)	11,725
326	EQT Corporation	12,085
338	HF Sinclair Corporation	20,405
630	Marathon Oil Corporation	17,854
18	Murphy USA, Inc. (b)	7,546
18	ONEOK, Inc.	1,443
339	Ovintiv, Inc. (b)	17,594
1	PBF Energy, Inc., Class A	57
1,067	Southwestern Energy Company(a)	8,088
		112,070
	OIL & GAS SERVICES & EQUIPMENT - 0.0%(c)
27	NOV, Inc.	527

	PUBLISHING & BROADCASTING - 1.1%
88	New York Times Company (The), Class A	3,804
863	News Corporation, Class A	22,593
		26,397

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	REAL ESTATE SERVICES - 0.7%
84	Jones Lang LaSalle, Inc.(a)	$ 16,388

	RENEWABLE ENERGY - 0.6%
86	First Solar, Inc.(a)	14,517

	RETAIL - CONSUMER STAPLES - 1.4%
124	BJ's Wholesale Club Holdings, Inc.(a)	9,381
41	Casey's General Stores, Inc.	13,056
53	Five Below, Inc.(a)	9,613
1	Ollie's Bargain Outlet Holdings, Inc.(a)	80
		32,130
	RETAIL - DISCRETIONARY - 3.1%
225	Best Buy Company, Inc. (b)	18,457
3	Builders FirstSource, Inc.(a), (b)	626
56	Burlington Stores, Inc.(a),(b)	13,002
72	Dick's Sporting Goods, Inc.	16,190
58	Floor & Decor Holdings, Inc., Class A(a), (b)	7,518
1	Tractor Supply Company	262
1	Ulta Beauty, Inc.(a)	523
48	Williams-Sonoma, Inc.	15,241
		71,819
	SEMICONDUCTORS - 3.0%
1	Azenta, Inc.(a)	60
6	Entegris, Inc.	843
118	Lattice Semiconductor Corporation(a)	9,231
50	MKS Instruments, Inc.	6,650
1	Monolithic Power Systems, Inc.	678
30	Onto Innovation, Inc.(a)	5,432
86	Qorvo, Inc.(a)	9,875
8	Rambus, Inc.(a)	495
147	Skyworks Solutions, Inc. (b)	15,923
140	Teradyne, Inc. (b)	15,796
26	Universal Display Corporation	4,380
		69,363

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	SOFTWARE - 5.6%
1	ACI Worldwide, Inc.(a)	$ 33
116	Akamai Technologies, Inc.(a),(b)	12,616
2	Aspen Technology, Inc.(a)	427
41	BILL Holdings, Inc.(a)	2,818
83	Dayforce, Inc.(a)	5,495
166	DocuSign, Inc.(a)	9,885
183	Dynatrace, Inc.(a)	8,499
1	Five9, Inc.(a)	62
554	Gen Digital, Inc. (b)	12,410
59	Manhattan Associates, Inc.(a)	14,764
7	MicroStrategy, Inc., Class A(a),(b)	11,932
107	Okta, Inc.(a)	11,194
48	Paycom Software, Inc.	9,552
25	Paylocity Holding Corporation(a),(b)	4,296
2	Qualys, Inc.(a)	334
189	SS&C Technologies Holdings, Inc.	12,166
154	Twilio, Inc., Class A(a)	9,417
213	Unity Software, Inc.(a),(b)	5,687
1	Ziff Davis, Inc.(a)	63
		131,650
	SPECIALTY FINANCE - 1.4%
401	Fidelity National Financial, Inc.	21,293
1	MGIC Investment Corporation	23
277	Synchrony Financial(b)	11,944
		33,260
	STEEL - 0.6%
14	Reliance, Inc. (b)	4,679
213	United States Steel Corporation	8,686
		13,365
	TECHNOLOGY HARDWARE - 5.5%
60	Ciena Corporation(a)	2,967
71	Dolby Laboratories, Inc., Class A	5,948
50	F5, Inc.(a)	9,479
127	Jabil, Inc. (b)	17,012

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	TECHNOLOGY HARDWARE - 5.5% (Continued)
314	Juniper Networks, Inc. (b)	$ 11,637
1	Lumentum Holdings, Inc.(a)	47
145	NetApp, Inc.	15,221
264	Pure Storage, Inc., Class A(a)	13,725
25	Super Micro Computer, Inc.(a),(b)	25,251
77	TD SYNNEX Corporation	8,709
163	Western Digital Corporation(a),(b)	11,123
25	Zebra Technologies Corporation, Class A(a)	7,536
		128,655
	TECHNOLOGY SERVICES - 3.8%
153	Affirm Holdings, Inc.(a)	5,701
16	CACI International, Inc., Class A(a)	6,061
38	EPAM Systems, Inc.(a)	10,494
1	Euronet Worldwide, Inc.(a)	110
25	FactSet Research Systems, Inc.	11,360
60	Jack Henry & Associates, Inc.	10,424
114	Leidos Holdings, Inc.	14,944
26	Morningstar, Inc.	8,017
46	Science Applications International Corporation	5,998
141	TransUnion	11,252
22	WEX, Inc.(a),(b)	5,226
		89,587
	TRANSPORTATION & LOGISTICS - 2.1%
102	Expeditors International of Washington, Inc.	12,400
1	JB Hunt Transport Services, Inc.	199
90	Knight-Swift Transportation Holdings, Inc.	4,952
12	Saia, Inc.(a)	7,020
614	Southwest Airlines Company	17,923
61	XPO, Inc.(a),(b)	7,444
		49,938
	WHOLESALE - CONSUMER STAPLES - 1.2%
227	Performance Food Group Company(a)	16,943
187	US Foods Holding Corporation(a)	10,093
		27,036

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	WHOLESALE - DISCRETIONARY - 0.6%
225	LKQ Corporation	$ 12,017
4	Pool Corporation(b)	1,614
		13,631

	TOTAL COMMON STOCKS (Cost $1,936,552)	2,322,489

	RIGHTS — 0.0%(c)
	BIOTECHNOLOGY & PHARMACEUTICALS - 0.0%(c)
1	Bristol-Myers Squibb Company - CVR (d)	1

	MEDICAL EQUIPMENT & DEVICES - 0.0%(c)
7	ABIOMED, Inc. - CVR(a),(d)	7

	TOTAL RIGHTS (Cost $8)	8

	SHORT-TERM INVESTMENTS — 23.1%
	COLLATERAL FOR SECURITIES LOANED – 23.0%
540,315	Mount Vernon Liquid Assets Portfolio, 5.44%(e),(f)	540,315

	MONEY MARKET FUND - 0.1%
1,869	First American Treasury Obligations Fund, Class X, 5.22%(e)	1,869

	TOTAL SHORT-TERM INVESTMENTS (Cost $542,184)	542,184

	TOTAL INVESTMENTS - 122.1% (Cost $2,478,744)	$ 2,864,681
	LIABILITIES IN EXCESS OF OTHER ASSETS - (22.1)%	(518,843)
	NET ASSETS - 100.0%	$ 2,345,838

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2024 was $528,476.
(c)	Amount represents less than 0.05%.
(d)	Fair value was determined using significant unobservable inputs.
(e)	Rate disclosed is the seven day effective yield as of March 31, 2024.
(f)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2024 is $540,315.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.8%
	AEROSPACE & DEFENSE - 0.4%
666	AAR Corporation(a)	$ 39,873
5	Barnes Group, Inc.	186
6	Ducommun, Inc.(a)	308
800	Kaman Corporation	36,696
64	Mercury Systems, Inc.(a)	1,888
223	Moog, Inc., Class A	35,602
71	National Presto Industries, Inc.	5,950
		120,503
	APPAREL & TEXTILE PRODUCTS - 0.7%
340	Jerash Holdings US, Inc.	1,040
420	Lakeland Industries, Inc.	7,686
1,005	Movado Group, Inc.	28,070
279	PVH Corporation(b)	39,230
569	Rocky Brands, Inc.	15,437
607	Superior Group of Companies, Inc.	10,028
149	Tandy Leather Factory, Inc.(a)	693
14,158	Under Armour, Inc., Class A(a)	104,486
784	Weyco Group, Inc.	24,994
		231,664
	ASSET MANAGEMENT - 0.5%
15	Associated Capital Group, Inc., Class A	491
39	Hennessy Advisors, Inc.	269
2,214	Kennedy-Wilson Holdings, Inc.	18,996
2,600	Medallion Financial Corporation	20,566
1,654	ODP Corporation (The)(a)	87,745
1,107	Oppenheimer Holdings, Inc., Class A	44,191
		172,258
	AUTOMOTIVE - 2.1%
3,076	American Axle & Manufacturing Holdings, Inc.(a)	22,639
7,186	BorgWarner, Inc.	249,642
14,860	Goodyear Tire & Rubber Company (The)(a)	204,028
3,138	Harley-Davidson, Inc. (b)	137,256
268	Kandi Technologies Group, Inc.(a)	568
716	Methode Electronics, Inc.	8,721

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.8% (Continued)
	AUTOMOTIVE - 2.1% (Continued)
712	Miller Industries, Inc.	$ 35,671
1,247	Motorcar Parts of America, Inc.(a)	10,026
876	Standard Motor Products, Inc.	29,390
		697,941
	BANKING - 10.1%
2,795	Ameris Bancorp	135,222
1,048	Atlantic Union Bankshares Corporation	37,005
1,955	Banc of California, Inc.	29,736
501	Bank of Marin Bancorp	8,402
1,120	Bank OZK	50,915
845	BankFinancial Corporation	8,872
238	BankUnited, Inc.	6,664
1,017	Banner Corporation	48,816
398	Bar Harbor Bankshares	10,539
512	BayCom Corporation	10,552
765	Berkshire Hills Bancorp, Inc.	17,534
74	Business First Bancshares, Inc.	1,649
2,014	Byline Bancorp, Inc.	43,744
443	C&F Financial Corporation	21,707
1,914	Cadence Bank	55,506
144	Camden National Corporation	4,827
223	Capital City Bank Group, Inc.	6,177
403	Capstar Financial Holdings, Inc.	8,100
288	Carter Bankshares, Inc.(a)	3,640
2,341	Cathay General Bancorp	88,560
49	CB Financial Services, Inc.	1,059
965	Central Pacific Financial Corporation	19,059
258	Central Valley Community Bancorp	5,132
514	Citizens Community Bancorp, Inc.	6,245
656	Civista Bancshares, Inc.	10,089
649	CNB Financial Corp	13,233
378	Colony Bankcorp, Inc.	4,347
837	Community Trust Bancorp, Inc.	35,698
2,214	CVB Financial Corporation	39,498

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.8% (Continued)
	BANKING - 10.1% (Continued)
166	Eagle Bancorp Montana, Inc.	$ 2,131
2,557	Eastern Bankshares, Inc.	35,235
769	Enterprise Financial Services Corporation	31,191
68	Equity Bancshares, Inc., Class A	2,337
1,287	Financial Institutions, Inc.	24,221
1,368	First Bancshares, Inc. (The)	35,500
1,371	First Busey Corporation	32,973
3,671	First Commonwealth Financial Corporation	51,100
3,409	First Financial Bancorp	76,430
563	First Financial Corporation	21,580
5,535	First Horizon Corporation	85,239
2,006	First Interstate BancSystem, Inc., Class A	54,583
1,225	First Merchants Corporation	42,753
220	First Mid Bancshares, Inc.	7,190
14,096	FNB Corporation	198,754
196	FS Bancorp, Inc.	6,803
4,194	Fulton Financial Corporation	66,643
121	Great Southern Bancorp, Inc.	6,633
1,983	Hancock Whitney Corporation	91,297
1,078	Hanmi Financial Corporation(b)	17,162
1,044	Heartland Financial USA, Inc.	36,697
2,595	Heritage Commerce Corporation	22,265
1,426	Heritage Financial Corporation	27,650
999	Hilltop Holdings, Inc.	31,289
290	Home Bancorp, Inc.	11,110
739	HomeTrust Bancshares, Inc.	20,204
762	Horizon Bancorp, Inc.	9,776
739	Independent Bank Corporation	18,734
1,394	Independent Bank Corporation	72,516
591	Investar Holding Corporation	9,669
63	LCNB Corporation	1,004
443	Macatawa Bank Corporation	4,337
180	Mercantile Bank Corporation	6,928
828	Midland States Bancorp, Inc.	20,808

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.8% (Continued)
	BANKING - 10.1% (Continued)
804	MidWestOne Financial Group, Inc.	$ 18,846
1,053	National Bank Holdings Corporation, Class A	37,982
964	Northfield Bancorp, Inc.	9,370
99	Northrim BanCorp, Inc.	5,000
3,158	Northwest Bancshares, Inc.	36,791
1,487	OceanFirst Financial Corporation	24,402
45	Ohio Valley Banc Corporation	1,100
7,688	Old National Bancorp(b)	133,848
6	Old Point Financial Corporation	102
1,559	Old Second Bancorp, Inc.	21,577
315	OP Bancorp	3,144
62	Orrstown Financial Services, Inc.	1,660
638	Pacific Premier Bancorp, Inc.	15,312
388	Parke Bancorp, Inc.	6,683
12	Pathfinder Bancorp, Inc.	151
598	Peoples Bancorp, Inc.	17,707
1,736	Premier Financial Corporation	35,241
123	Primis Financial Corporation	1,497
140	Princeton Bancorp, Inc.	4,309
2,259	Prosperity Bancshares, Inc.	148,597
212	Provident Financial Holdings, Inc.	2,837
1,657	Provident Financial Services, Inc.	24,142
1,529	Renasant Corporation	47,888
583	Republic Bancorp, Inc., Class A	29,733
3,100	Republic First Bancorp, Inc.(a)	17
972	Riverview Bancorp, Inc.	4,588
868	S&T Bancorp, Inc.	27,845
394	SB Financial Group, Inc.	5,429
207	Seacoast Banking Corporation of Florida	5,256
372	Sierra Bancorp	7,514
28	SmartFinancial, Inc.	590
71	South Plains Financial, Inc.	1,900
2	SouthState Corporation	170
2,035	Stellar Bancorp, Inc.	49,573

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.8% (Continued)
	BANKING - 10.1% (Continued)
35	Summit Financial Group, Inc.	$ 951
1,818	Synovus Financial Corporation	72,829
18	Territorial Bancorp, Inc.	145
428	Texas Capital Bancshares, Inc.(a)	26,343
1,347	Towne Bank	37,797
783	TrustCompany Bank Corp NY	22,049
1,066	Trustmark Corporation	29,965
172	United Bancshares, Inc.	3,251
1,550	United Bankshares, Inc.	55,475
420	United Security Bancshares	3,238
5,465	Valley National Bancorp	43,501
1,145	WaFd, Inc.	33,239
1,873	WesBanco, Inc.	55,834
666	Western New England Bancorp, Inc.	5,108
523	Wintrust Financial Corporation(b)	54,596
2,406	WSFS Financial Corporation	108,607
2,462	Zions Bancorp NA	106,851
		3,305,849
	BIOTECHNOLOGY & PHARMACEUTICALS - 1.7%
808	Amneal Pharmaceuticals, Inc.(a)	4,896
2,535	Beam Therapeutics, Inc.(a),(b)	83,756
944	Cumberland Pharmaceuticals, Inc.(a)	1,586
7,642	Elanco Animal Health, Inc.(a),(b)	124,412
3,307	Innoviva, Inc.(a)	50,399
346	Ligand Pharmaceuticals, Inc.(a)	25,293
6,813	Organogenesis Holdings, Inc.(a)	19,349
1,701	Pacira BioSciences, Inc.(a),(b)	49,703
1,062	Prestige Consumer Healthcare, Inc.(a)	77,059
1,822	Supernus Pharmaceuticals, Inc.(a)	62,148
2,089	Xencor, Inc.(a)	46,230
		544,831
	CABLE & SATELLITE - 0.3%
179	Cable One, Inc.	75,740

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.8% (Continued)
	CABLE & SATELLITE - 0.3% (Continued)
4,483	WideOpenWest, Inc.(a)	$ 16,229
		91,969
	CHEMICALS - 1.6%
4	AdvanSix, Inc.	114
529	American Vanguard Corporation	6,851
713	Ashland, Inc. (b)	69,425
1,217	Avient Corporation	52,818
3,877	Ecovyst, Inc.(a)	43,228
2,233	FMC Corporation	142,242
2,768	Huntsman Corporation	72,051
261	LSB Industries, Inc.(a)	2,292
884	Minerals Technologies, Inc.	66,547
684	Stepan Company	61,587
760	Valhi, Inc.	13,057
		530,212
	COMMERCIAL SUPPORT SERVICES - 4.4%
2,714	ABM Industries, Inc.	121,099
30,600	ADT, Inc.	205,632
21,569	Advantage Solutions, Inc.(a)	93,394
1,213	AMN Healthcare Services, Inc.(a)	75,824
2,208	ARC Document Solutions, Inc.	6,116
963	ASGN, Inc.(a)	100,884
252	BGSF, Inc.	2,623
7,511	BrightView Holdings, Inc.(a)	89,381
6,439	CoreCivic, Inc.(a)	100,513
864	Cross Country Healthcare, Inc.(a)	16,174
1,303	Deluxe Corporation	26,829
531	Ennis, Inc.	10,891
2,968	Enviri Corporation(a)	27,157
9,359	GEO Group, Inc. (The)(a)	132,149
897	Heidrick & Struggles International, Inc.	30,193
649	Information Services Group, Inc.	2,622
1,773	Kelly Services, Inc., Class A	44,396
1,471	Korn Ferry	96,733

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.8% (Continued)
	COMMERCIAL SUPPORT SERVICES - 4.4% (Continued)
684	ManpowerGroup, Inc.	$ 53,106
691	Radius Recycling, Inc., Class A	14,601
1,061	Resources Connection, Inc.	13,963
1,060	Stericycle, Inc.(a)	55,915
983	TrueBlue, Inc.(a)	12,307
520	UniFirst Corporation	90,183
504	V2X, Inc.(a)	23,542
		1,446,227
	CONSTRUCTION MATERIALS - 0.5%
2,871	Concrete Pumping Holdings, Inc.(a)	22,681
5,716	MDU Resources Group, Inc.	144,043
		166,724
	CONSUMER SERVICES - 1.0%
1,837	Adtalem Global Education, Inc.(a)	94,422
1,934	American Public Education, Inc.(a)	27,463
1,697	Chegg, Inc.(a)	12,846
47	Graham Holdings Company, Class B(b)	36,081
2,142	Lincoln Educational Services Corporation(a)	22,127
713	Matthews International Corporation, Class A	22,160
3,400	Perdoceo Education Corporation	59,704
616	Strategic Education, Inc.	64,138
		338,941
	CONTAINERS & PACKAGING - 1.3%
2,884	Berry Global Group, Inc.	174,424
1,103	Greif, Inc., Class A	76,162
3,050	O-I Glass, Inc.(a)	50,600
7,129	Pactiv Evergreen, Inc.	102,087
1,029	TriMas Corporation(b)	27,505
		430,778
	E-COMMERCE DISCRETIONARY - 0.0%(c)
1,147	Lands' End, Inc.(a)	12,491

	ELECTRICAL EQUIPMENT - 1.7%
979	Advanced Energy Industries, Inc.	99,839

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.8% (Continued)
	ELECTRICAL EQUIPMENT - 1.7% (Continued)
47	Argan, Inc.	$ 2,375
990	Belden, Inc.	91,684
2,385	Hayward Holdings, Inc.(a)	36,514
676	Kimball Electronics, Inc.(a)	14,635
575	Littelfuse, Inc.	139,351
1,133	LSI Industries, Inc.	17,131
3,564	Mirion Technologies, Inc.(a)	40,523
581	OSI Systems, Inc.(a)	82,978
195	Preformed Line Products Company	25,091
		550,121
	ENGINEERING & CONSTRUCTION - 1.0%
208	Arcosa, Inc.	17,859
15	Granite Construction, Inc. (b)	857
3,307	Great Lakes Dredge & Dock Corporation(a)	28,936
1,344	MasTec, Inc.(a)	125,328
1,648	Mistras Group, Inc.(a)	15,755
2,158	Primoris Services Corporation	91,866
216	Tutor Perini Corporation(a)	3,123
473	VSE Corporation	37,840
		321,564
	ENTERTAINMENT CONTENT - 0.2%
4,841	AMC Networks, Inc., Class A(a)	58,721

	FOOD - 1.5%
169	Alico, Inc.	4,948
4,026	B&G Foods, Inc.	46,057
3,066	Darling Ingredients, Inc.(a)	142,600
2,707	Hain Celestial Group, Inc. (The)(a)	21,277
206	Ingredion, Inc.	24,071
56	JM Smucker Company (The) (b)	7,049
1,296	Post Holdings, Inc.(a)	137,739
3	Seaboard Corporation	9,672
640	Seneca Foods Corporation, Class A(a)	36,416

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.8% (Continued)
	FOOD - 1.5% (Continued)
1,832	Simply Good Foods Company (The)(a)	$ 62,343
		492,172
	FORESTRY, PAPER & WOOD PRODUCTS - 0.2%
127	Boise Cascade Company	19,478
434	UFP Industries, Inc.	53,386
		72,864
	HEALTH CARE FACILITIES & SERVICES - 2.3%
2,363	Acadia Healthcare Company, Inc.(a)	187,197
379	Addus HomeCare Corporation(a)	39,166
688	Amedisys, Inc.(a)	63,406
7,458	Brookdale Senior Living, Inc.(a)	49,297
24	Fulgent Genetics, Inc.(a)	521
863	National HealthCare Corporation	81,562
1,536	Owens & Minor, Inc.(a)	42,563
2,598	Patterson Companies, Inc.	71,835
4,302	Pediatrix Medical Group, Inc.(a)	43,149
481	Premier, Inc., Class A	10,630
3,232	Select Medical Holdings Corporation	97,445
1,525	Teladoc Health, Inc.(a)	23,027
308	US Physical Therapy, Inc.	34,764
		744,562
	HOME & OFFICE PRODUCTS - 1.4%
11,166	ACCO Brands Corporation	62,641
434	HNI Corporation	19,587
297	Hooker Furnishings Corporation	7,131
200	Kewaunee Scientific Corporation(a)	6,810
4,588	Leggett & Platt, Inc. (b)	87,860
1,568	Lifetime Brands, Inc.	16,433
3,212	MillerKnoll, Inc.	79,529
8,946	Newell Brands, Inc.	71,836
7,024	Steelcase, Inc., Class A	91,874
789	Virco Manufacturing Corporation	8,624
		452,325

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.8% (Continued)
	HOME CONSTRUCTION - 6.9%
812	American Woodmark Corporation(a)	$ 82,548
3,076	Beazer Homes USA, Inc.(a)	100,893
1,926	Century Communities, Inc.	185,859
3,459	Forestar Group, Inc.(a)	139,017
2,132	Green Brick Partners, Inc.(a)	128,410
391	Griffon Corporation	28,676
2,179	Interface, Inc.	36,651
2,882	JELD-WEN Holding, Inc.(a)	61,185
2,967	KB Home(b)	210,301
631	LGI Homes, Inc.(a)	73,429
1,388	M/I Homes, Inc.(a)	189,171
2,548	MDC Holdings, Inc.(b)	160,295
1,688	Meritage Homes Corporation	296,176
1,751	Mohawk Industries, Inc.(a)	229,188
3,547	Taylor Morrison Home Corporation(a)	220,517
20	Toll Brothers, Inc.	2,587
2,642	Tri Pointe Homes, Inc.(a)	102,140
		2,247,043
	HOUSEHOLD PRODUCTS - 0.8%
1,481	Central Garden & Pet Company, Class A(a)	54,679
1,037	Clearwater Paper Corporation(a)	45,348
313	Crown Crafts, Inc.	1,596
1,052	Edgewell Personal Care Company	40,649
1	Nu Skin Enterprises, Inc., Class A	14
1,636	Quanex Building Products Corporation	62,871
685	Spectrum Brands Holdings, Inc.	60,972
		266,129
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.6%
847	AZZ, Inc.(b)	65,482
251	Core Molding Technologies, Inc.(a)	4,751
189	Eastern Company (The)	6,443
330	Enpro, Inc.	55,694
564	Gibraltar Industries, Inc.(a)	45,419
466	Insteel Industries, Inc.	17,810

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.8% (Continued)
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.6% (Continued)
345	L B Foster Company, Class A(a)	$ 9,422
1,973	Mueller Industries, Inc.	106,404
788	Park-Ohio Holdings Corporation	21,024
1,276	Proto Labs, Inc.(a)	45,617
430	Strattec Security Corporation(a)	10,204
1,648	Timken Company (The)	144,085
271	Tredegar Corporation	1,767
		534,122
	INDUSTRIAL SUPPORT SERVICES - 0.8%
638	DXP Enterprises, Inc.(a)	34,280
7,477	Resideo Technologies, Inc.(a)	167,634
2,189	Titan Machinery, Inc.(a)	54,309
		256,223
	INSTITUTIONAL FINANCIAL SERVICES - 0.4%
6,767	Virtu Financial, Inc., Class A	138,859

	INSURANCE - 4.9%
312	Ambac Financial Group, Inc.(a)	4,877
5,557	Brighthouse Financial, Inc.(a)	286,408
1,996	Donegal Group, Inc., Class A	28,223
2,193	eHealth, Inc.(a)	13,224
1,090	Employers Holdings, Inc.	49,475
47,495	Genworth Financial, Inc., Class A(a)	305,393
1,716	Global Indemnity Group, LLC	52,389
3	Kemper Corporation	186
364	Kingstone Companies, Inc.(a)	1,620
11,139	Lincoln National Corporation	355,668
276	National Western Life Group, Inc., Class A	135,781
888	NMI Holdings, Inc., Class A(a)	28,718
5,370	ProAssurance Corporation	69,058
5,784	Radian Group, Inc.	193,590
2,585	Security National Financial Corporation, Class A(a)	20,447
337	Tiptree, Inc.	5,823
246	Unico American Corporation(a)	1

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.8% (Continued)
	INSURANCE - 4.9% (Continued)
2,961	United Fire Group, Inc.	$ 64,461
2	Universal Insurance Holdings, Inc.	41
		1,615,383
	INTERNET MEDIA & SERVICES - 0.8%
48	Cars.com, Inc.(a)	825
744	DHI Group, Inc.(a)	1,897
13,555	GoodRx Holdings, Inc.(a)	96,241
2,992	IAC, Inc.(a)	159,593
5	TrueCar, Inc.(a)	17
		258,573
	LEISURE FACILITIES & SERVICES - 1.2%
10	Ark Restaurants Corporation	140
128	Biglari Holdings, Inc.(a)	24,279
2,637	Cannae Holdings, Inc.(a)	58,647
2,258	Carrols Restaurant Group, Inc.	21,474
101	Chuy's Holdings, Inc.(a)	3,407
1,994	El Pollo Loco Holdings, Inc.(a)	19,421
1,106	Golden Entertainment, Inc.	40,734
834	Good Times Restaurants, Inc.(a)	2,060
2,641	Marcus Corporation (The)	37,661
955	Marriott Vacations Worldwide Corporation	102,882
2,627	Penn Entertainment, Inc.(a), (b)	47,838
419	RCI Hospitality Holdings, Inc.	24,302
		382,845
	LEISURE PRODUCTS - 1.3%
481	Escalade, Inc.	6,614
67	LCI Industries	8,245
409	MasterCraft Boat Holdings, Inc.(a)	9,702
1,236	Thor Industries, Inc.	145,032
8,014	Topgolf Callaway Brands Corporation(a),(b)	129,586
1,973	Vista Outdoor, Inc.(a)	64,675
824	Winnebago Industries, Inc.(b)	60,976
		424,830

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.8% (Continued)
	MACHINERY - 3.4%
73	Astec Industries, Inc.	$ 3,191
1,165	Columbus McKinnon Corporation	51,994
1,377	Enovis Corporation(a)	85,994
676	Gencor Industries, Inc.(a)	11,282
2,300	Hillenbrand, Inc.	115,667
225	Hurco Companies, Inc.	4,536
507	John Bean Technologies Corporation(b)	53,179
3,688	Kennametal, Inc.	91,979
495	LS Starrett Company (The), Class A(a)	7,865
2,227	Manitowoc Company, Inc. (The)(a)	31,490
878	Middleby Corporation (The)(a)	141,174
941	NN, Inc.(a)	4,460
2,429	Oshkosh Corporation	302,921
4,763	Ranpak Holdings Corporation(a)	37,485
1,771	Terex Corporation(b)	114,052
3,678	Titan International, Inc.(a)	45,828
		1,103,097
	MEDICAL EQUIPMENT & DEVICES - 1.9%
632	Alpha Pro Tech Ltd.(a)	3,944
2,410	AngioDynamics, Inc.(a)	14,147
1,053	Avanos Medical, Inc.(a)	20,965
3,610	Dentsply Sirona, Inc.	119,816
2,545	Envista Holdings Corporation(a)	54,412
811	FONAR Corporation(a)	17,323
1,650	Harvard Bioscience, Inc.(a)	6,996
256	ICU Medical, Inc.(a)	27,474
942	Integer Holdings Corporation(a)	109,912
752	Integra LifeSciences Holdings Corporation(a)	26,658
295	Neogen Corporation(a)	4,655
4,326	OraSure Technologies, Inc.(a)	26,605
2,980	QuidelOrtho Corporation(a)	142,861
60	Utah Medical Products, Inc.	4,267
1,722	Varex Imaging Corporation(a)	31,168
		611,203

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.8% (Continued)
	METALS & MINING - 2.2%
3,249	Alcoa Corporation	$ 109,784
168	Alpha Metallurgical Resources, Inc. (b)	55,637
6,371	Coeur Mining, Inc.(a)	24,019
520	Encore Wire Corporation	136,646
1,332	Hecla Mining Company	6,407
6,536	Peabody Energy Corporation(b)	158,563
2,172	Ramaco Resources, Inc.	36,576
4,486	SunCoke Energy, Inc.	50,557
2,503	Warrior Met Coal, Inc.	151,932
		730,121
	OIL & GAS PRODUCERS - 7.0%
3,775	Amplify Energy Corporation(a)	24,953
6,503	Antero Resources Corporation(a)	188,587
7,401	Berry Corporation	59,578
4,992	Callon Petroleum Company(a)	178,514
3,821	Civitas Resources, Inc.	290,052
5,182	CNX Resources Corporation(a),(b)	122,917
5,170	Comstock Resources, Inc. (b)	47,977
6,130	HighPeak Energy, Inc.	96,670
6,877	Murphy Oil Corporation	314,279
3,100	PBF Energy, Inc., Class A	178,467
730	Permian Resources Corporation(b)	12,892
334	Ring Energy, Inc.(a)	655
1,833	SandRidge Energy, Inc.	26,707
2,674	SilverBow Resources, Inc.(a)	91,290
915	SM Energy Company(b)	45,613
49,657	Southwestern Energy Company(a)	376,400
9,273	VAALCO Energy, Inc.	64,633
2,344	Vital Energy, Inc.(a)	123,154
2,405	World Kinect Corporation	63,612
		2,306,950
	OIL & GAS SERVICES & EQUIPMENT - 1.6%
1,465	DMC Global, Inc.(a)	28,553
1,511	DNOW, Inc.(a)	22,967

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.8% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.6% (Continued)
583	Dril-Quip, Inc.(a)	$ 13,135
805	Geospace Technologies Corporation(a)	10,618
7,528	Helix Energy Solutions Group, Inc.(a)	81,604
252	Helmerich & Payne, Inc.	10,599
3,492	MRC Global, Inc.(a)	43,894
126	Natural Gas Services Group, Inc.(a)	2,448
5,751	NOV, Inc.	112,260
8,404	ProPetro Holding Corporation(a)	67,904
1,989	Ranger Energy Services, Inc.	22,456
3,143	Select Water Solutions, Inc., Class A	29,010
1,688	Solaris Oilfield Infrastructure, Inc., Class A	14,635
4,259	US Silica Holdings, Inc.(a)	52,854
		512,937
	PUBLISHING & BROADCASTING - 0.9%
1,826	Beasley Broadcast Group, Inc., Class A(a)	1,424
1,054	Entravision Communications Corporation, Class A	1,728
5,588	EW Scripps Company (The), Class A(a)	21,961
11,313	Gray Television, Inc.	71,498
342	Saga Communications, Inc., Class A	7,630
1,793	Scholastic Corporation	67,614
366	Sinclair, Inc.	4,930
8,006	TEGNA, Inc.	119,610
		296,395
	REAL ESTATE OWNERS & DEVELOPERS - 0.1%
3,755	Five Point Holdings, LLC(a)	11,753
6	FRP Holdings, Inc.(a)	368
30	Howard Hughes Holdings, Inc.(a)	2,179
1,167	Legacy Housing Corporation(a)	25,114
		39,414
	REAL ESTATE SERVICES - 0.7%
16,204	Anywhere Real Estate, Inc.(a)	100,140
12,321	Newmark Group, Inc., Class A	136,640
5	REX Holdings, Inc., Class A	44
		236,824

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.8% (Continued)
	RENEWABLE ENERGY - 0.4%
1,237	EnerSys	$ 116,847
743	Ultralife Corporation(a)	6,546
		123,393
	RETAIL - CONSUMER STAPLES - 0.8%
1,043	Ingles Markets, Inc., Class A	79,977
623	PriceSmart, Inc.	52,332
1,114	SpartanNash Company	22,514
1,480	Village Super Market, Inc., Class A	42,343
772	Weis Markets, Inc.	49,717
		246,883
	RETAIL - DISCRETIONARY - 6.3%
2,099	Aaron's Company, Inc. (The)	15,742
932	Abercrombie & Fitch Company, Class A(a)	116,808
344	Advance Auto Parts, Inc.	29,271
3,691	American Eagle Outfitters, Inc. (b)	95,191
319	America's Car-Mart, Inc.(a)	20,375
825	Asbury Automotive Group, Inc.(a),(b)	194,518
156	Bassett Furniture Industries, Inc.	2,303
293	Beacon Roofing Supply, Inc.(a)	28,720
79	Big 5 Sporting Goods Corporation	278
387	BlueLinx Holdings, Inc.(a)	50,403
22	Caleres, Inc. (b)	903
110	Citi Trends, Inc.(a)	2,984
3,517	Designer Brands, Inc., Class A(b)	38,441
715	Ethan Allen Interiors, Inc.	24,718
5,729	Foot Locker, Inc. (b)	163,276
1,069	Gap, Inc. (The)	29,451
290	Genesco, Inc.(a)	8,161
254	GMS, Inc.(a)	24,724
553	Group 1 Automotive, Inc. (b)	161,603
9	Guess?, Inc.	283
550	Haverty Furniture Companies, Inc.	18,766
268	Hibbett, Inc.	20,585
8,126	Kohl's Corporation	236,873

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.8% (Continued)
	RETAIL - DISCRETIONARY - 6.3% (Continued)
1,803	La-Z-Boy, Inc. (b)	$ 67,829
548	Lithia Motors, Inc.	164,871
4,874	Macy's, Inc.(b)	97,431
157	MarineMax, Inc.(a)	5,222
1,537	Monro, Inc.(b)	48,477
2,139	National Vision Holdings, Inc.(a)	47,400
2,660	Rush Enterprises, Inc., Class A(b)	142,363
1,068	Shoe Carnival, Inc.	39,131
57	Tilly's, Inc., Class A(a)	388
3,647	Urban Outfitters, Inc.(a)	158,353
2,098	Vera Bradley, Inc.(a)	14,266
427	Zumiez, Inc.(a)	6,486
		2,076,594
	SEMICONDUCTORS - 3.9%
6,231	Amkor Technology, Inc.	200,887
1,034	CEVA, Inc.(a)	23,482
1,465	Cirrus Logic, Inc.(a)	135,600
1,990	Coherent Corporation(a)	120,634
764	Cohu, Inc.(a)	25,464
499	CTS Corporation	23,348
459	Data I/O Corporation(a)	1,616
1,178	Diodes, Inc.(a),(b)	83,049
576	FormFactor, Inc.(a)	26,283
982	IPG Photonics Corporation(a)	89,058
1,351	Kulicke & Soffa Industries, Inc.	67,969
1,480	MaxLinear, Inc., Class A(a)	27,632
1,238	MKS Instruments, Inc.(b)	164,654
2,964	Photronics, Inc.(a)	83,940
117	Richardson Electronics Ltd.	1,077
396	Synaptics, Inc.(a)	38,634
147	Trio-Tech International(a)	935
819	Ultra Clean Holdings, Inc.(a)	37,625
523	Veeco Instruments, Inc.(a)	18,394

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.8% (Continued)
	SEMICONDUCTORS - 3.9% (Continued)
4,824	Vishay Intertechnology, Inc.	$ 109,408
		1,279,689
	SOFTWARE - 2.2%
3,785	ACI Worldwide, Inc.(a)	125,700
1,799	Bandwidth, Inc., Class A(a)	32,850
3,861	Cerence, Inc.(a)	60,811
2,419	Concentrix Corporation	160,186
622	Digi International, Inc.(a)	19,860
7,465	E2open Parent Holdings, Inc.(a)	33,145
717	Envestnet, Inc.(a)	41,521
520	Omnicell, Inc.(a)	15,200
926	OneSpan, Inc.(a)	10,769
6,345	SolarWinds Corporation(a)	80,074
374	TruBridge, Inc.(a)	3,448
3,974	Veradigm, Inc.(a)	30,600
1,046	Verint Systems, Inc.(a)	34,675
1,349	Ziff Davis, Inc.(a),(b)	85,041
		733,880
	SPECIALTY FINANCE - 3.4%
3,881	Air Lease Corporation	199,639
4,813	Bread Financial Holdings, Inc.	179,236
1,378	Encore Capital Group, Inc.(a)	62,851
336	Enova International, Inc.(a)	21,111
6,464	EZCORP, Inc., Class A(a)	73,237
354	First American Financial Corporation(b)	21,612
318	GATX Corporation	42,621
1	Investors Title Company	163
8,250	LendingClub Corporation(a)	72,517
9,287	MGIC Investment Corporation	207,657
221	Mr. Cooper Group, Inc.(a)	17,227
1,278	Navient Corporation	22,237
71	Nelnet, Inc., Class A	6,720
257	PennyMac Financial Services, Inc.	23,410
2,708	PRA Group, Inc.(a)	70,625

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.8% (Continued)
	SPECIALTY FINANCE - 3.4% (Continued)
660	Regional Management Corporation	$ 15,979
495	Stewart Information Services Corporation	32,205
627	Willis Lease Finance Corporation(a)	31,112
		1,100,159
	STEEL - 1.1%
2,219	Commercial Metals Company(b)	130,411
519	Friedman Industries, Inc.	9,726
1,018	Metallus, Inc.(a)	22,650
297	Northwest Pipe Company(a)	10,300
629	Olympic Steel, Inc. (b)	44,584
1,277	Ryerson Holding Corporation	42,780
290	United States Steel Corporation	11,826
1,576	Worthington Enterprises, Inc. (b)	98,074
		370,351
	TECHNOLOGY HARDWARE - 4.4%
2,102	ADTRAN Holdings, Inc.	11,435
2,059	Arrow Electronics, Inc.(a)	266,558
204	AstroNova, Inc.(a)	3,635
214	Aviat Networks, Inc.(a)	8,205
4,467	Avnet, Inc.	221,474
469	Aware, Inc.(a)	877
1,497	Benchmark Electronics, Inc.	44,925
4,771	Ciena Corporation(a)	235,926
30	Comtech Telecommunications Corporation(a)	103
10,362	GoPro, Inc., Class A(a)	23,107
392	Key Tronic Corporation(a)	1,827
2,599	Knowles Corporation(a)	41,844
402	Lumentum Holdings, Inc.(a),(b)	19,035
18	NCR Voyix Corporation(a)	227
1,217	NETGEAR, Inc.(a)	19,192
3,170	NetScout Systems, Inc.(a)	69,233
470	Plexus Corporation(a)	44,566
8,952	Ribbon Communications, Inc.(a)	28,646
1,700	Sanmina Corporation(a)	105,706

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.8% (Continued)
	TECHNOLOGY HARDWARE - 4.4% (Continued)
3,162	TTM Technologies, Inc.(a)	$ 49,485
5,355	Viavi Solutions, Inc.(a)	48,677
284	Vishay Precision Group, Inc.(a)	10,034
1,032	VOXX International Corporation(a)	8,421
9,537	Xerox Holdings Corporation(b)	170,712
		1,433,850
	TECHNOLOGY SERVICES - 1.2%
11,618	Conduent, Inc.(a)	39,269
10,851	Dun & Bradstreet Holdings, Inc.	108,944
7,878	DXC Technology Company(a)	167,092
2	ICF International, Inc.	301
61	Insight Enterprises, Inc.(a),(b)	11,317
4	Maximus, Inc.	336
108	NetSol Technologies, Inc.(a)	299
3,553	Repay Holdings Corporation(a)	39,083
1,268	TTEC Holdings, Inc.	13,149
		379,790
	TELECOMMUNICATIONS - 0.7%
1,153	ATN International, Inc.	36,325
11,814	Consolidated Communications Holdings, Inc.(a)	51,036
870	EchoStar Corporation, Class A(a)	12,398
372	KVH Industries, Inc.(a)	1,897
1,197	Shenandoah Telecommunications Company	20,792
201	Spok Holdings, Inc.	3,206
5,795	Telephone and Data Systems, Inc.	92,836
		218,490
	TOBACCO & CANNABIS - 0.3%
2,123	Universal Corporation	109,801

	TRANSPORTATION & LOGISTICS - 3.5%
3,975	Air Transport Services Group, Inc.(a)	54,696
3,689	Alaska Air Group, Inc.(a), (b)	158,590
2,138	Bristow Group, Inc.(a)	58,154
517	Covenant Logistics Group, Inc.	23,968

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.8% (Continued)
	TRANSPORTATION & LOGISTICS - 3.5% (Continued)
286	Forward Air Corporation	$ 8,897
1,014	Heartland Express, Inc.	12,107
1,553	Hub Group, Inc., Class A(a)	67,121
10,858	JetBlue Airways Corporation(a)	80,566
917	Marten Transport Ltd.	16,946
1,148	Matson, Inc.	129,035
4,909	Overseas Shipholding Group, Inc., Class A	31,418
854	Radiant Logistics, Inc.(a)	4,629
1,558	Ryder System, Inc.	187,256
2,108	Schneider National, Inc., Class B	47,725
2,539	SkyWest, Inc.(a)	175,394
1,171	Universal Logistics Holdings, Inc.	43,175
1,308	Werner Enterprises, Inc.	51,169
		1,150,846
	TRANSPORTATION EQUIPMENT - 0.7%
1,453	Commercial Vehicle Group, Inc.(a)	9,343
1,611	Greenbrier Companies, Inc. (The)	83,933
2,764	REV Group, Inc.	61,057
1,032	Trinity Industries, Inc.	28,741
1,515	Wabash National Corporation	45,359
		228,433
	WHOLESALE - CONSUMER STAPLES - 0.5%
1,011	Andersons, Inc. (The)	58,001
783	Grocery Outlet Holding Corporation(a),(b)	22,535
7,008	United Natural Foods, Inc.(a)	80,522
		161,058
	WHOLESALE - DISCRETIONARY - 1.0%
107	Acme United Corporation	5,028
866	ePlus, Inc.(a)	68,016
4,431	G-III Apparel Group Ltd.(a)	128,543

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.8% (Continued)
	WHOLESALE - DISCRETIONARY - 1.0% (Continued)
904	PC Connection, Inc.	$ 59,601
1,272	ScanSource, Inc.(a)	56,019
		317,207

	TOTAL COMMON STOCKS (Cost $27,915,285)	32,674,089

	RIGHTS — 0.0%(c)
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(c)
3,718	Resolute Forest Products, Inc. - CVR(d)	5,280

	RENEWABLE ENERGY - 0.0%(c)
2	Pineapple Energy, Inc.(d)	–

	TOTAL RIGHTS (Cost $5,280)	5,280

	SHORT-TERM INVESTMENT — 11.8%
	COLLATERAL FOR SECURITIES LOANED – 11.8%
3,840,672	Mount Vernon Liquid Assets Portfolio, 5.44% (Cost $3,840,672)(e),(f)	3,840,672

	TOTAL INVESTMENTS - 111.6% (Cost $31,761,237)	$ 36,520,041
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.6)%	(3,785,029)
	NET ASSETS - 100.0%	$ 32,735,012

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2024 was $3,756,062.
(c)	Amount represents less than 0.05%.
(d)	Fair value was determined using significant unobservable inputs.
(e)	Rate disclosed is the seven day effective yield as of March 31, 2024.
(f)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2024 is $3,840,672.